Transactions with Related Parties	3 Months Ended
Mar. 31, 2011
Transactions with Related Parties
Transactions with Related Parties

(5)           Transactions with Related Parties

The Company reimburses affiliates of TIGI for various administrative services related to non-core business operations, such as payroll preparation and management, data processing, insurance consultation and placement, property tax reduction services and mail processing.  These TIGI affiliates provide these services at cost.  In the event that a service provider has revenues for any particular fiscal year that exceed its expenses for that year, the service provider will rebate the excess on a pro rata basis based on the proportion of its revenues attributable to the Company.  Mr. Goodwin, one of the Company’s directors, is the controlling shareholder of TIGI.  The Company pays for the aforementioned services on an hourly basis at rates that it believes are below market rates for comparable services.  The hourly rate is based on the salary of the individual rendering the services, plus a pro rata allocation of overhead including, but not limited to, employee benefits, rent, materials, fees, taxes and operating expenses incurred by each entity in operating their respective businesses.  The Company continues to purchase these services from TIGI and its affiliates and for the three months ended March 31, 2011 and 2010, these expenses, totaling $407 and $393, respectively, are included in general and administrative expenses and property operating expenses.  Additionally, the Company leases its corporate office space from an affiliate of TIGI.  Payments under this lease for the three months ended March 31, 2011 and 2010 were $102 and $103, respectively, and are also included in general and administrative expenses.  TIGI, through affiliates, beneficially owns approximately 12.8% of the Company’s outstanding common stock.  For accounting purposes however, the Company is not directly affiliated with TIGI or its affiliates.

On August 12, 2003, the Company entered into an agreement with Inland Investment Advisors, Inc., an indirect wholly owned subsidiary of TIGI, to manage its investment in securities.  The Company pays a fee of up to one percent per annum on the net asset value under management.  The Company paid approximately $16 and $24 for these services during the three months ended March 31, 2011 and 2010, respectively.

In May 2005, the Company acquired a 1% interest in The Inland Real Estate Group of Companies, Inc. for a purchase price of $1.  The Inland Real Estate Group of Companies, Inc. provides assistance in the marketing of the Company’s investment properties and provides representation at various trade shows and conventions.

Inland Exchange Venture Corporation (“IEVC”), a TRS previously formed by the Company, entered into a limited liability company agreement with IPCC, a wholly-owned subsidiary of TIGI.  The resulting joint venture was formed to facilitate IEVC’s participation in tax-deferred exchange transactions pursuant to Section 1031 of the Internal Revenue Code using properties made available to the joint venture by IEVC.  The Company executed a joinder to the joint venture agreement, agreeing to perform certain expense reimbursement and indemnification obligations thereunder.  IEVC coordinates the joint venture’s acquisition, property management and leasing functions, and earns fees for services provided to the joint venture, including management and leasing fees, as well as acquisition fees, which are split equally between IEVC and IPCC.  The Company will continue to earn property management and leasing fees on all properties acquired for this venture, including after all interests have been sold to the investors.

The Company is a member of a limited liability company formed as an insurance association captive (the “Captive”), which is owned in equal proportions by the Company and three other related REITs sponsored by an affiliate of TIGI, Inland American Real Estate Trust, Inc., Inland Western Retail Real Estate Trust, Inc. and Inland Diversified Real Estate Trust, Inc.  The Captive is serviced by Inland Risk and Insurance Management, Inc., also an affiliate of TIGI.  The Captive was formed to initially insure/reimburse the members’ deductible obligations for the first $75 above the insured’s maintenance deductible of $10 of property insurance and $100 of general liability insurance.  The Company entered into the Captive to stabilize its insurance costs, manage its exposures and recoup expenses through the functions of the captive program.  This entity is considered to be a VIE and the Company is not considered the primary beneficiary.  This investment is accounted for using the equity method of accounting.During the three months ended March 31, 2011, the Company received a return of equity in the amount of $63 related to the Captive.